Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.
FAIR VALUE MEASUREMENTS

The following summarizes the Company’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2024 and 2025:

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in thousands)
Short-term investments:
Time deposits	3,291,977	—	3,291,977	—
Wealth management products	270,000	—	270,000	—
Total	3,561,977	—	3,561,977	—

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in thousands)
Short-term investments:
Time deposits	2,616,468	—	2,616,468	—
Wealth management products	253,213	—	253,213	—
Total	2,869,681	—	2,869,681	—
Long-term investments:
Long-term time deposits	35,000	—	35,000	—
Total	35,000	—	35,000	—

Among the short-term investments, time deposits that the company held for the purpose of selling them in near term are classified as trading investments, amounting to nil and RMB140.6 million(US$20.0 million) as of December 31, 2024 and 2025, respectively.

The Company does not have any significant non-recurring fair value measurements for the periods presented.